REGULATORY MATTERS	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Regulated Operations [Abstract]
REGULATORY MATTERS
REGULATORY MATTERS
Cost-Based Formula Rates with True-Up Mechanism
The transmission revenue requirements at our Regulated Operating Subsidiaries are set annually, Formula Rates, and remain in effect for a one-year period. By updating the inputs to the formula and resulting rates on an annual basis, the revenues at our Regulated Operating Subsidiaries reflect changing operational data and financial performance, including the amount of network load on their transmission systems (for our MISO Regulated Operating Subsidiaries), operating expenses and additions to property, plant and equipment when placed in service, among other items. The formula used to derive the rates does not require further action or FERC filings each year, although the formula inputs remain subject to legal challenge at the FERC. Our Regulated Operating Subsidiaries will continue to use the formula to calculate their respective annual revenue requirements unless the FERC determines the resulting rates to be unjust and unreasonable and another mechanism is determined by the FERC to be just and reasonable. See “Rate of Return on Equity Complaints” in Note 14 for detail on ROE matters for our MISO Regulated Operating Subsidiaries.
Our rates include a true-up mechanism, whereby our Regulated Operating Subsidiaries compare their actual revenue requirements to their billed revenues for each year to determine any over- or under-collection of revenue requirements. Revenue is recognized for services provided during each reporting period based on actual revenue requirements calculated using the formula. Our Regulated Operating Subsidiaries accrue or defer revenues to the extent that the actual revenue requirement for the reporting period is higher or lower, respectively, than the amounts billed relating to that reporting period. The amount of accrued or deferred revenues is reflected in future revenue requirements and thus flows through to customer bills within two years under the provisions of our Formula Rates.
The net changes in regulatory assets and liabilities associated with our Regulated Operating Subsidiaries’ Formula Rate revenue accruals and deferrals, including accrued interest, were as follows during the three months ended March 31, 2018:

(in millions)	Total
Net regulatory liability as of December 31, 2017	$(35)
Net refund of 2016 revenue deferrals and accruals, including accrued interest	5
Net revenue accrual for the three months ended March 31, 2018	8
Net accrued interest receivable for the three months ended March 31, 2018	1
Net regulatory liability as of March 31, 2018	$(21)

Regulatory assets and liabilities associated with our Regulated Operating Subsidiaries’ Formula Rate revenue accruals and deferrals, including accrued interest, are recorded in the condensed consolidated statements of financial position at March 31, 2018 and December 31, 2017 as follows:

	March 31,	December 31,
(in millions)	2018	2017
Current regulatory assets	$16	$18
Non-current regulatory assets	25	11
Current regulatory liabilities	(35)	(38)
Non-current regulatory liabilities	(27)	(26)
Net regulatory liability	$(21)	$(35)

Reposting of Rates for MISO Regulated Operating Subsidiaries
As a result of the reduction in the federal tax rate arising from the enactment of the TCJA, the 2018 projected Formula Rates for our MISO Regulated Operating Subsidiaries have been reposted. On March 15, 2018, the FERC granted a waiver which allows us the ability to adjust the rates effective back to January 1, 2018 for our MISO Regulated Operating Subsidiaries and allows MISO to return to customers excess amounts previously collected in 2018. Our rates included in MISO invoices for services provided in March 2018 will reflect the lower corporate tax rate. Resettlement of invoices for services provided in January and February 2018 will occur when services for April 2018 are billed. We have recorded a reduction of revenue and a liability of $16 million, primarily recorded in current regulatory liabilities, as of March 31, 2018 for the estimate of amounts that will be returned to customers through the resettlement process. This reduction of revenue will be offset through a lower income tax provision for our MISO Regulated Operating Subsidiaries and as such should not impact net income. We plan to implement a similar reduction in our Formula Rate in the SPP region that will, when implemented, also be effective back to January 1, 2018.
MISO Funding Policy for Generator Interconnections
On June 18, 2015, the FERC issued an order initiating a proceeding, pursuant to Section 206 of the FPA, to examine MISO’s funding policy for generator interconnections, which allowed a TO to unilaterally elect to fund network upgrades and recover such costs from the interconnection customer. In this order, the FERC found that the MISO funding policy may be unduly discriminatory, and suggested the MISO funding policy be revised to require mutual agreement between the interconnection customer and TO for the TO fund network upgrades. In the absence of such mutual agreement, the facilities would be funded solely by the interconnection customer. On January 8, 2016, MISO made a compliance filing to revise its funding policy to adopt the FERC suggestion to require mutual agreement between the customer and TO, with an effective date of June 24, 2015. Our MISO Regulated Operating Subsidiaries, along with another MISO TO, appealed the FERC’s orders on this issue. On January 26, 2018, the D.C. Circuit Court issued an opinion which concluded that evidence does not support the FERC’s position as applied to TOs without affiliated generation assets. In addition, the opinion noted that the FERC did not adequately respond to the argument that a generator funding entitlement would compel a TO to construct, own, and operate facilities without compensation, which would force the TO to accept additional risk without corresponding return. As a result, the court vacated the orders and remanded this case to FERC. On March 24, 2018, our MISO Regulated Operating Subsidiaries and the other MISO TO that participated in the appeal at the D.C. Circuit Court filed a motion at FERC that asks FERC to implement the D.C. Circuit Court’s decision and order MISO to amend its tariff to reinstate the self-fund option effective June 24, 2015 and to permit MISO TOs that were unable to elect self-funding in generator interconnection agreements that were executed since June 24, 2015 to amend those generator interconnection agreements to include the self-fund option. The motion is pending at FERC. We do not expect the resolution of this proceeding to have a material impact on our consolidated results of operations, cash flows or financial condition.
Rate of Return on Equity Complaints
See “Rate of Return on Equity Complaints” in Note 14 for a discussion of the ROE complaints.
Challenge to Independence Incentive Adders for Transmission Rates
On April 20, 2018, Consumers Energy, IP&L, Midwest Municipal Transmission Group, Missouri River Energy Services, Southern Minnesota Municipal Power Agency & WPPI Energy filed a complaint with the FERC under section 206 of the FPA, challenging the independence incentive adders that are included in transmission rates charged by ITC’s operating subsidiaries in the MISO region. The independence incentive adder was established to encourage investment in transmission infrastructure and recognizes that the MISO Regulated Operating Subsidiaries are independent, dedicated transmission-only operations, with no affiliations with market participants in the regions in which they operate. The adder allows 50 basis points to 100 basis points to be added to the MISO Regulated Operating Subsidiaries’ authorized ROE, subject to any ROE cap established by FERC. While we believe we have a strong defense against this complaint, the outcome of this matter cannot be predicted at this time.

REGULATORY MATTERS
Cost-Based Formula Rates with True-Up Mechanism
The transmission revenue requirements at our Regulated Operating Subsidiaries are set annually, using a FERC-approved formula that is used to calculate rates (“formula rates”), and remain in effect for a one-year period. By updating the inputs to the formula and resulting rates on an annual basis, the revenues at our Regulated Operating Subsidiaries reflect changing operational data and financial performance, including the amount of network load on their transmission systems (for our MISO Regulated Operating Subsidiaries), operating expenses and additions to property, plant and equipment when placed in service, among other items. The formula used to derive the rates does not require further action or FERC filings each year, although the formula inputs remain subject to legal challenge at the FERC. Our Regulated Operating Subsidiaries will continue to use the formula to calculate their respective annual revenue requirements unless the FERC determines the resulting rates to be unjust and unreasonable and another mechanism is determined by the FERC to be just and reasonable. See “Rate of Return on Equity Complaints” in Note 17 for detail on ROE matters for our MISO Regulated Operating Subsidiaries.
The cost-based formula rates at our Regulated Operating Subsidiaries include a true-up mechanism that compares the actual revenue requirements of our Regulated Operating Subsidiaries to their billed revenues for each year to determine any over- or under-collection of revenue requirements. Revenue is recognized for services provided during each reporting period based on actual revenue requirements calculated using the formula. Our Regulated Operating Subsidiaries accrue or defer revenues to the extent that the actual revenue requirement for the reporting period is higher or lower, respectively, than the amounts billed relating to that reporting period. The amount of accrued or deferred revenues is reflected in future revenue requirements and thus flows through to customer bills within two years under the provisions of our formula rates.
The net changes in regulatory assets and liabilities associated with our Regulated Operating Subsidiaries’ formula rate revenue accruals and deferrals, including accrued interest, were as follows during the year ended December 31, 2017:

(In millions)	Total
Net regulatory liability as of December 31, 2016	$(1)
Net collection of 2015 revenue deferrals and accruals, including accrued interest	(15)
Net revenue deferral for the year ended December 31, 2017	(17)
Net accrued interest payable for the year ended December 31, 2017	(2)
Net regulatory liability as of December 31, 2017	$(35)

Regulatory assets and liabilities associated with our Regulated Operating Subsidiaries’ formula rate revenue accruals and deferrals, including accrued interest, are recorded in the consolidated statements of financial position at December 31, 2017 and 2016 as follows:

(In millions)	2017	2016
Current regulatory assets	$18	$24
Non-current regulatory assets	11	16
Current regulatory liabilities	(38)	(9)
Non-current regulatory liabilities	(26)	(32)
Net regulatory liability as of December 31, 2017	$(35)	$(1)

ITCTransmission Regional Cost Allocation Refund
In October 2010, MISO and ITCTransmission made a filing with the FERC under Section 205 of the FPA to revise the MISO tariff to establish a methodology to allocate and recover costs of ITCTransmission’s Phase Angle Regulating Transformers ("PARs") among MISO and other FERC-approved RTOs — the New York Independent System Operator and PJM Interconnection (“Other RTOs”). In December 2010, the FERC accepted the proposed revisions, subject to refund, while setting them for hearing and settlement procedures. On September 22, 2016, the FERC issued an order largely affirming the presiding administrative law judge’s initial decision issued in December 2012, which stated, among other things, that MISO and ITCTransmission failed to show that the Other RTOs will benefit from the operation of ITCTransmission’s PARs. The FERC order required ITCTransmission to provide refunds within 30 days for excess amounts collected from customers of the Other RTOs. The refunds, including interest, were provided to the Other RTOs in October 2016. On December 6, 2016, ITCTransmission made a filing with the FERC, under Section 205 of the FPA, requesting to recover the amount refunded to the Other RTOs (“regional cost allocation recovery”) in network rates during the next calendar year, beginning January 1, 2017. On January 30, 2017, the FERC issued an order approving collection of the regional cost allocation recovery in 2017. ITCTransmission recorded $29 million for the regional cost allocation recovery, including interest, in current regulatory assets on the consolidated statement of financial position as of December 31, 2016. As a result of the FERC order, ITCTransmission collected the amounts refunded, plus interest, from network customers in 2017. The regulatory asset was amortized in 2017 and no balance was recorded in regulatory assets related to regional cost allocation recovery as of December 31, 2017.
MISO Funding Policy for Generator Interconnections
On June 18, 2015, the FERC issued an order initiating a proceeding, pursuant to Section 206 of the FPA, to examine MISO’s funding policy for generator interconnections, which allowed a TO to unilaterally elect to fund network upgrades and recover such costs from the interconnection customer. In this order, the FERC found that the MISO funding policy may be unduly discriminatory, and suggested the MISO funding policy be revised to require mutual agreement between the interconnection customer and TO for the TO to utilize the election to fund network upgrades. In the absence of such mutual agreement, the facilities would be funded solely by the interconnection customer. On January 8, 2016, MISO made a compliance filing to revise its funding policy to adopt the FERC suggestion to require mutual agreement between the customer and TO, with an effective date of June 24, 2015. Our MISO Regulated Operating Subsidiaries, along with another MISO TO, have appealed the FERC’s orders on this issue. On January 26, 2018, the U.S. Court of Appeals for the District of Columbia Circuit issued an opinion which concluded that evidence does not support the FERC’s position as applied to TOs without affiliated generation assets. In addition, the opinion noted that the FERC did not adequately respond to the argument that an involuntary generator funding requirement would compel a TO to construct, own, and operate facilities without compensatory network upgrade charges, which would force the TO to accept additional risk without corresponding return. As a result, the court vacated the orders and remanded this case to the FERC. We do not expect the resolution of this proceeding to have a material impact on our consolidated results of operations, cash flows or financial condition.
MISO Formula Rate Template Modifications Filing
On October 30, 2015, our MISO Regulated Operating Subsidiaries requested modifications, pursuant to Section 205 of the FPA, to certain aspects of their respective FERC-approved formula rate templates which included, among other things, changes to ensure that various income tax items are computed correctly for purposes of determining their revenue requirements. Our MISO Regulated Operating Subsidiaries requested an effective date of January 1, 2016 for the proposed template changes. On December 30, 2015, the FERC conditionally accepted the formula rate template modifications and required a further compliance filing, which was made on February 8, 2016. On April 14, 2016, the FERC issued an order accepting the February 8, 2016 compliance filing, effective January 1, 2016. The formula rate templates, prior to any proposed modifications, include certain deferred income taxes on contributions in aid of construction in rate base that resulted in recovery of excess amounts from customers. As of December 31, 2016, our MISO Regulated Operating Subsidiaries had recorded an aggregate refund liability of $2 million reported in current regulatory liabilities. During the year ended December 31, 2017, we provided the remaining refunds with interest.
Challenge Regarding Bonus Depreciation
On December 18, 2015, IP&L filed a formal challenge (“IP&L challenge”) with the FERC against ITC Midwest on certain inputs to ITC Midwest’s formula rates. The IP&L challenge alleged that ITC Midwest has unreasonably and imprudently opted out of using bonus depreciation in the calculation of its federal income tax expense and thereby unduly increased the transmission charges for transmission service to customers. On March 11, 2016, the FERC granted the IP&L challenge in part by requiring ITC Midwest to recalculate its revenue requirements, effective January 1, 2015, to simulate the election of bonus depreciation for 2015. On June 8, 2016, the FERC denied ITC Midwest’s request for rehearing of the March 11, 2016 order. On August 3, 2016, ITC Midwest filed a petition for review of the FERC’s March 11, 2016 and June 8, 2016 orders in the United States Court of Appeals, District of Columbia Circuit. On September 8, 2016, ITC Midwest filed a motion to defer the petition pending the issuance of a private letter ruling from the IRS. Following ITC Midwest’s receipt of a private letter ruling, which confirmed that ITC Midwest would not violate the IRS rules related to ratemaking by following the FERC order to calculate rates to simulate the election of bonus depreciation for the historical 2015 year, and after consideration of other relevant factors, ITC Midwest moved the court for leave to withdraw our appeal on March 15, 2017, which was granted by the Court on March 20, 2017, and this matter is now concluded. We intend to elect bonus depreciation for 2017 as permissible under the TCJA.
Rate of Return on Equity Complaints
See “Rate of Return on Equity Complaints” in Note 17 for a discussion of the complaints.